Ordinary Shares	12 Months Ended
Dec. 31, 2023
Ordinary Shares
Ordinary Shares
16.	Ordinary Shares

The Company’s Memorandum and Articles of Association authorizes the Company to issue up to 10,000,000,000 ordinary shares with a par value of US$0.000005 per shares. As of December 31, 2020, the Company has 1,203,526,000 shares issued and outstanding. Each ordinary share is entitled to one vote as of December 31, 2020. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of holders of all other classes of shares outstanding.

According to the Amended and Restated Memorandum and Articles of Association on 16 April 2021, the ordinary shares of the Company are classified as Class A and Class B and 1,203,526,000 ordinary shares outstanding then were designated to 401,621,021 Class A ordinary shares and 801,904,979 Class B ordinary shares, respectively. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to nine votes and is convertible into one Class A ordinary share at the option of the holder thereof. In May 2021, the Company completed its initial public offering and issued 30,000,000 ADSs (representing 300,000,000 Class A ordinary shares). The net proceeds raised from initial public offering were RMB2,133,437 net of issuance cost. Upon the completion of initial public offering, 2,437,739,290 preferred shares were converted and re-designated on a 1:1 basis as Class A ordinary shares.

The Company’s Board of Directors approved a share repurchase program on September 7, 2021, under which the Company was authorized to repurchase up to US$ 50,000 of its ordinary shares in the form of ADSs over the following 12 months effective from September 7, 2021. On September 8, 2022, the Company’s Board of Directors approved a new share repurchase program which authorized the Company to repurchase up to US$ 80,000 of its ordinary shares in the form of ADSs over the following 12 months effective from September 8, 2022. On September 6, 2023, the Company’s Board of Directors approved a new share repurchase program which authorized the Company to repurchase up to US$ 50,000 of its ordinary shares in the form of ADSs over the following 12 months effective from September 6, 2023. 1,360,623 ADSs (equivalent to 13,606,230 Class A ordinary shares) were repurchased during the year ended December 31, 2021 at a total consideration of RMB16,546. 7,074,834 ADSs (equivalent to 70,748,340 Class A ordinary shares) were repurchased during the year ended December 31, 2022 at a total consideration of RMB67,022. 30,323,622 ADSs (equivalent to 303,236,220 Class A ordinary shares) were repurchased during the year ended December 31, 2023 at a total consideration of RMB526,025.The repurchased shares were presented as treasury stock, using the par value method on the consolidated balance sheets as of December 31, 2022 and 2023.

As of December 31, 2023, the Company has 3,701,622,010 shares issued and outstanding, including 2,899,717,031 Class A ordinary shares and 801,904,979 Class B ordinary shares.